Investment Portfolio	as of July 31, 2019 (Unaudited)

DWS Multisector Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 44.3%
Communication Services 7.8%
Altice Financing SA, 144A, 7.5%, 5/15/2026		450,000	471,375
Amazon.com, Inc., 4.25%, 8/22/2057		540,000	631,074
AT&T, Inc., 3-month USD-LIBOR + 1.180%, 3.616% **, 6/12/2024		925,000	942,085
CCO Holdings LLC:
144A, 5.375%, 6/1/2029		380,000	393,775
144A, 5.875%, 5/1/2027		890,000	930,050
Charter Communications Operating LLC, 5.75%, 4/1/2048		500,000	548,655
Comcast Corp.:
3.55%, 5/1/2028		1,020,000	1,079,642
4.6%, 10/15/2038		440,000	509,830
4.95%, 10/15/2058		300,000	364,564
CSC Holdings LLC:
144A, 5.5%, 4/15/2027		800,000	838,000
144A, 5.75%, 1/15/2030		200,000	203,000
GrubHub Holdings, Inc., 144A, 5.5%, 7/1/2027		225,000	230,908
Netflix, Inc.:
5.5%, 2/15/2022		1,500,000	1,589,550
5.875%, 11/15/2028		1,650,000	1,810,875
Nexstar Escrow, Inc., 144A, 5.625%, 7/15/2027		90,000	93,488
Sirius XM Radio, Inc., 144A, 4.625%, 7/15/2024		440,000	452,892
Sprint Communications, Inc., 6.0%, 11/15/2022		1,150,000	1,221,875
Symantec Corp., 3.95%, 6/15/2022		1,050,000	1,059,677
Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029		500,000	527,118
VeriSign, Inc.:
4.625%, 5/1/2023		1,150,000	1,163,248
5.25%, 4/1/2025		1,150,000	1,242,000
Vodafone Group PLC, 5.25%, 5/30/2048		275,000	309,268
			16,612,949
Consumer Discretionary 4.0%
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025		850,000	852,125
Ford Motor Credit Co. LLC, 5.584%, 3/18/2024		1,000,000	1,069,643
General Motors Co., 5.95%, 4/1/2049		300,000	320,561
General Motors Financial Co., Inc., 4.35%, 4/9/2025		1,485,000	1,537,072
Hilton Domestic Operating Co., Inc., 144A, 4.875%, 1/15/2030		278,000	285,645
Hilton Worldwide Finance LLC, 4.875%, 4/1/2027		1,325,000	1,373,031
Home Depot, Inc., 4.5%, 12/6/2048		200,000	237,819
IAA, Inc., 144A, 5.5%, 6/15/2027		195,000	203,897
MGM Resorts International, 5.5%, 4/15/2027		1,350,000	1,431,392
Starbucks Corp., 4.5%, 11/15/2048		435,000	480,270
Volkswagen Group of America Finance LLC, 144A, 4.25%, 11/13/2023		770,000	817,753
			8,609,208
Consumer Staples 2.3%
Altria Group, Inc., 5.95%, 2/14/2049		770,000	895,956
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046		270,000	306,607
Anheuser-Busch InBev Worldwide, Inc.:
4.75%, 4/15/2058		240,000	265,712
5.45%, 1/23/2039		300,000	363,115
5.55%, 1/23/2049		483,000	599,598
BAT Capital Corp., 3.557%, 8/15/2027		600,000	597,935
Constellation Brands, Inc., 5.25%, 11/15/2048		150,000	178,439
Keurig Dr Pepper, Inc., 4.597%, 5/25/2028		275,000	301,435
Kraft Heinz Foods Co., 4.625%, 1/30/2029		395,000	425,803
Nestle Holdings, Inc., 144A, 4.0%, 9/24/2048		700,000	777,673
Post Holdings, Inc., 144A, 5.5%, 12/15/2029		210,000	212,363
			4,924,636
Energy 6.3%
Antero Midstream Partners LP, 144A, 5.75%, 1/15/2028		1,260,000	1,176,525
Apache Corp., 4.25%, 1/15/2030		844,000	839,073
Canadian Natural Resources Ltd., 3.85%, 6/1/2027		580,000	599,998
Cheniere Corpus Christi Holdings LLC, 7.0%, 6/30/2024		600,000	682,512
Cheniere Energy Partners LP, 5.625%, 10/1/2026		1,250,000	1,321,875
Continental Resources, Inc., 4.9%, 6/1/2044		395,000	411,167
CrownRock LP, 144A, 5.625%, 10/15/2025		500,000	492,500
Devon Energy Corp., 5.0%, 6/15/2045		420,000	479,706
Empresa Nacional del Petroleo, 144A, 5.25%, 11/6/2029		648,000	733,299
Energy Transfer Operating LP:
4.05%, 3/15/2025		1,500,000	1,560,775
6.25%, 4/15/2049		260,000	309,167
Enterprise Products Operating LLC, 4.2%, 1/31/2050		1,329,000	1,354,739
Hess Corp., 5.8%, 4/1/2047		285,000	312,831
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		855,000	831,488
Kinder Morgan, Inc., 5.2%, 3/1/2048		260,000	292,106
MEG Energy Corp., 144A, 6.5%, 1/15/2025		500,000	500,000
MPLX LP, 5.5%, 2/15/2049		270,000	301,806
Parkland Fuel Corp., 144A, 5.875%, 7/15/2027		675,000	694,406
Range Resources Corp., 4.875%, 5/15/2025		180,000	151,200
TransCanada PipeLines Ltd, 5.1%, 3/15/2049		370,000	429,078
			13,474,251
Financials 8.9%
Air Lease Corp., 4.625%, 10/1/2028		735,000	798,325
Aircastle Ltd., 4.4%, 9/25/2023		490,000	509,191
Banco Santander SA, 2.706%, 6/27/2024		1,200,000	1,194,722
Bank of America Corp.:
3.824%, 1/20/2028		1,600,000	1,695,403
3.974%, 2/7/2030		710,000	760,784
BPCE SA, 144A, 4.875%, 4/1/2026		1,000,000	1,080,829
Citigroup, Inc.:
3.98%, 3/20/2030		475,000	507,564
5.5%, 9/13/2025		1,500,000	1,689,207
Credit Suisse Group AG, 144A, 7.5%, Perpetual (b)		750,000	827,250
GE Capital International Funding Co., 4.418%, 11/15/2035		380,000	384,294
JPMorgan Chase & Co., 3.782%, 2/1/2028		900,000	956,450
Morgan Stanley, 4.431%, 1/23/2030		1,500,000	1,659,098
National Savings Bank, 144A, 5.15%, 9/10/2019		1,500,000	1,498,125
REC Ltd., 144A, 5.25%, 11/13/2023		555,000	594,189
State Street Corp., 4.141%, 12/3/2029		624,000	692,450
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		300,000	328,489
Synchrony Financial, 4.375%, 3/19/2024		360,000	379,085
The Allstate Corp., 3.85%, 8/10/2049		140,000	148,299
The Goldman Sachs Group, Inc.:
4.223%, 5/1/2029		755,000	813,185
Series P, 5.0%, Perpetual (b)		1,500,000	1,464,990
Wells Fargo & Co.:
3.196%, 6/17/2027		400,000	407,985
4.15%, 1/24/2029		665,000	725,842
			19,115,756
Health Care 3.7%
AbbVie, Inc., 4.875%, 11/14/2048		310,000	324,519
Allergan Funding SCS, 4.75%, 3/15/2045		310,000	319,630
Boston Scientific Corp., 4.0%, 3/1/2029		255,000	276,938
Bristol-Myers Squibb Co., 144A, 4.25%, 10/26/2049		1,000,000	1,101,256
CVS Health Corp., 5.05%, 3/25/2048		1,105,000	1,197,675
Eli Lilly & Co.:
3.95%, 3/15/2049		235,000	256,001
4.15%, 3/15/2059		200,000	219,731
HCA, Inc.:
4.125%, 6/15/2029		410,000	419,992
5.25%, 6/15/2026		1,000,000	1,109,640
7.5%, 2/15/2022		1,315,000	1,455,968
Merck & Co., Inc., 4.0%, 3/7/2049		319,000	356,777
Pfizer, Inc., 4.2%, 9/15/2048		420,000	472,592
UnitedHealth Group, Inc., 4.45%, 12/15/2048		305,000	346,582
			7,857,301
Industrials 3.4%
Clean Harbors, Inc., 144A, 4.875%, 7/15/2027		205,000	210,894
CSX Corp., 4.25%, 11/1/2066		545,000	553,180
Delta Air Lines, Inc., 4.375%, 4/19/2028		740,000	778,295
FedEx Corp., 4.05%, 2/15/2048		515,000	499,031
General Electric Co., 4.5%, 3/11/2044		800,000	814,981
Ingersoll-Rand Luxembourg Finance SA, 3.8%, 3/21/2029		468,000	496,165
Norfolk Southern Corp., 4.1%, 5/15/2049		185,000	198,027
Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022		800,000	844,472
Parker-Hannifin Corp., 3.25%, 6/14/2029		150,000	153,579
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024		1,285,000	1,310,726
Union Pacific Corp., 4.5%, 9/10/2048		515,000	582,437
United Technologies Corp., 4.625%, 11/16/2048		600,000	710,555
			7,152,342
Information Technology 2.8%
Apple, Inc., 3.75%, 9/12/2047		400,000	422,391
Broadcom, Inc., 144A, 4.75%, 4/15/2029		275,000	280,120
Dell International LLC, 144A, 4.9%, 10/1/2026		890,000	931,266
Fiserv, Inc.:
3.5%, 7/1/2029		570,000	583,121
4.4%, 7/1/2049		170,000	181,213
International Business Machines Corp., 3.5%, 5/15/2029		475,000	497,819
IQVIA, Inc., 144A, 5.0%, 5/15/2027		1,075,000	1,120,559
Microsoft Corp., 3.7%, 8/8/2046		315,000	341,441
NXP BV:
144A, 3.875%, 9/1/2022		745,000	766,760
144A, 3.875%, 6/18/2026		610,000	625,915
Oracle Corp., 4.0%, 11/15/2047		250,000	268,177
			6,018,782
Materials 0.8%
Freeport-McMoRan, Inc., 4.55%, 11/14/2024		925,000	948,310
Reynolds Group Issuer, Inc., 6.875%, 2/15/2021		722,530	724,337
			1,672,647
Real Estate 1.2%
American Tower Corp., (REIT), 3.8%, 8/15/2029		1,250,000	1,293,471
Crown Castle International Corp., (REIT), 3.8%, 2/15/2028		330,000	344,784
Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028		500,000	471,761
Omega Healthcare Investors, Inc.:
(REIT), 4.5%, 4/1/2027		235,000	245,748
(REIT), 4.75%, 1/15/2028		265,000	281,242
			2,637,006
Utilities 3.1%
EDP Finance BV, 144A, 3.625%, 7/15/2024		625,000	645,623
Enel Finance International NV, 144A, 4.75%, 5/25/2047		530,000	561,288
Israel Electric Corp. Ltd., REG S, 144A, 5.0%, 11/12/2024		625,000	679,063
NextEra Energy Capital Holdings, Inc., 3.5%, 4/1/2029		390,000	408,120
NextEra Energy Operating Partners LP, 144A, 4.25%, 7/15/2024		1,100,000	1,115,125
NRG Energy, Inc., 144A, 5.25%, 6/15/2029		556,000	586,580
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,040,000	1,261,285
Sempra Energy, 4.0%, 2/1/2048		280,000	283,376
Southern California Edison Co., Series E, 3.7%, 8/1/2025		600,000	625,490
Southern Power Co., Series F, 4.95%, 12/15/2046		305,000	329,395
Vistra Operations Co. LLC, 144A, 5.0%, 7/31/2027		200,000	204,750
			6,700,095
Total Corporate Bonds (Cost $93,043,387)			94,774,973
Mortgage-Backed Securities Pass-Throughs 2.4%
Federal National Mortgage Association:
4.0%, with various maturities from 12/1/2040 until 12/1/2042		3,295,234	3,492,915
4.5%, 9/1/2039		1,528,916	1,648,883
Total Mortgage-Backed Securities Pass-Throughs (Cost $5,140,137)			5,141,798
Asset-Backed 15.8%
Automobile Receivables 3.9%
AmeriCredit Automobile Receivables Trust, "C", Series 2019-2, 2.74%, 4/18/2025		2,760,000	2,760,944
Avis Budget Rental Car Funding AESOP LLC, "C", Series 2019-1A, 144A, 4.53%, 3/20/2023		500,000	512,794
CPS Auto Receivables Trust, "E", Series 2015-C, 144A, 6.54%, 8/16/2021		1,000,000	1,027,122
GMF Floorplan Owner Revolving Trust, "C", Series 2019-1, 144A, 3.06%, 4/15/2024		1,040,000	1,049,775
Hertz Vehicle Financing II LP, "A", Series 2018-1A, 144A, 3.29%, 2/25/2024		2,200,000	2,230,234
Santander Drive Auto Receivables Trust, "C", Series 2019-1, 3.42%, 4/15/2025		750,000	760,809
			8,341,678
Credit Card Receivables 5.3%
Chase Issuance Trust, "A1", Series 2018-A1, 1-month USD-LIBOR + 0.200%, 2.525% **, 4/17/2023		6,900,000	6,908,082
Citibank Credit Card Issuance Trust, "A7", Series 2017-A7, 1-month USD-LIBOR + 0.370%, 2.734% **, 8/8/2024		4,300,000	4,311,179
			11,219,261
Home Equity Loans 0.0%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		51,441	52,549
Miscellaneous 6.6%
Dell Equipment Finance Trust:
"C", Series 2017-2, 144A, 2.73%, 10/24/2022		750,000	750,784
"D", Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	983,419
Dryden Senior Loan Fund, "B", Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 4.0% **, 7/18/2030		1,130,000	1,122,822
GoldenTree Loan Management CLO Ltd., "C1A", Series 2X, REG S, 3-month EURO-LIBOR + 2.450% floor, 2.45% **, 1/20/2032	EUR	1,900,000	2,113,100
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		372,296	369,240
JPMorgan Mortgage Acquisition Trust, "AF4", Series 2007-CH1, 4.9% **, 11/25/2036		1,486,174	1,514,635
Jubilee CLO BV, "C1", Series 2018-21A, 144A, 3-month EURO-LIBOR + 2.500% floor, 2.5% **, 1/15/2032	EUR	2,000,000	2,211,891
MVW Owner Trust, "A", Series 2019-1A, 144A, 2.89%, 11/20/2036		2,063,434	2,087,326
NRZ Excess Spread-Collateralized Notes, "D", Series 2018-PLS1, 144A, 4.374%, 1/25/2023		1,005,336	1,008,060
Venture XXVIII CLO Ltd., "A2", Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.388% **, 7/20/2030		2,000,000	1,984,354
			14,145,631
Total Asset-Backed (Cost $33,766,758)			33,759,119
Commercial Mortgage-Backed Securities 5.6%
BAMLL Commercial Mortgage Securities Trust, "C", Series 2018-DSNY, 144A, 1-month USD-LIBOR + 1.350%, 3.675% **, 9/15/2034		667,000	667,632
BX Commercial Mortgage Trust, "D", Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 3.625% **, 11/15/2035		609,093	609,475
Citigroup Commercial Mortgage Trust, "D", Series 2019- PRM, 144A, 4.35%, 5/10/2036		1,275,000	1,315,929
CSAIL Commercial Mortgage Trust, "B", Series 2019-C15, 4.476%, 3/15/2052		2,000,000	2,185,108
DBWF Mortgage Trust, "C", Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 4.048% **, 11/19/2035		750,000	750,315
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.539% **, 12/25/2024		7,342,321	187,300
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		2,674,892	2,538,198
GS Mortgage Securities Corp., "C", Series 2018-FBLU, 144A, 1-month USD-LIBOR + 1.600%, 3.93% **, 11/15/2035		1,750,000	1,760,471
MTRO Commercial Mortgage Trust, "C", Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 3.625% **, 12/15/2033		500,000	500,627
NYT Mortgage Trust, "B", Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 3.725% **, 11/15/2035		1,400,000	1,406,559
Total Commercial Mortgage-Backed Securities (Cost $11,915,437)			11,921,614
Collateralized Mortgage Obligations 11.7%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 4.817% **, 2/25/2034		122,385	123,853
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 5.233% **, 12/25/2035		280,714	289,633
Connecticut Avenue Securities Trust:
"1M2", Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 4.416% ** , 9/25/2031		658,000	661,551
"1M2", Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 4.566% ** , 8/25/2031		1,143,333	1,152,066
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		158,465	131,412
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		225,688	227,325
Fannie Mae Connecticut Avenue Securities:
"1M2", Series 2018-C06, 1-month USD-LIBOR + 2.000%, 4.266% ** , 3/25/2031		833,333	837,601
"1M2", Series 2018-C03, 1-month USD-LIBOR + 2.150%, 4.416% ** , 10/25/2030		1,000,000	1,007,483
"1M2", Series 2018-C01, 1-month USD-LIBOR + 2.250%, 4.516% ** , 7/25/2030		1,000,000	1,010,470
"1M2", Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.616% ** , 1/25/2031		2,000,000	2,020,139
Federal Home Loan Mortgage Corp.:
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		5,921,282	1,110,839
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		700,642	26,237
"A", Series 172, Interest Only, 6.5%, 1/1/2024		139,832	14,449
Federal National Mortgage Association:
"ZL", Series 2017-55, 3.0%, 10/25/2046		1,596,617	1,560,842
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,382,425	234,159
Freddie Mac Structured Agency Credit Risk Debt Notes:
"M2", Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 4.716% ** , 3/25/2049		2,530,000	2,559,283
"M2", Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 4.916% ** , 1/25/2049		225,000	229,118
"M2", Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 4.766% ** , 3/25/2030		1,000,000	1,023,029
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		5,386,807	582,308
"MZ", Series 2014-27, 3.5%, 12/20/2043		3,187,945	3,437,410
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		2,407,749	348,276
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		919,340	83,393
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		1,281,316	129,477
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		122,308	17,150
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		174,048	24,322
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		517,362	87,147
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		601,276	101,025
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		388,925	64,910
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 4.266% **, 4/25/2036		587,338	569,601
Merrill Lynch Mortgage Investors Trust, "2A", Series 2003-A6, 4.577% **, 10/25/2033		229,979	232,738
New Residential Mortgage Loan, "A1", Series 2019-NQM2, 144A, 3.6%, 4/25/2049		930,781	940,839
STACR Trust:
"M2", Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.366% ** , 9/25/2048		1,081,081	1,084,128
"M2", Series 2018-DNA2, 144A, 1-month USD-LIBOR + 2.150%, 4.416% ** , 12/25/2030		1,400,000	1,405,045
Verus Securitization Trust, "A1", Series 2019-INV1, 144A, 3.402%, 12/25/2059		1,327,604	1,337,903
Wells Fargo Mortgage-Backed Securities Trust:
"2A16", Series 2005-AR10, 4.969% **, 6/25/2035		238,273	243,170
"2A3", Series 2004-EE, 4.98% **, 12/25/2034		131,614	133,673
Total Collateralized Mortgage Obligations (Cost $22,025,029)			25,042,004
Government & Agency Obligations 15.1%
Sovereign Bonds 1.8%
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.45%, 2/20/2029		310,000	336,350
Republic of Argentina Inflation-Linked Bond, 5.83%, 12/31/2033	ARS	479	106
Republic of Indonesia, 4.45%, 2/11/2024		680,000	726,974
Republic of Kazakhstan, 144A, 1.55%, 11/9/2023	EUR	1,075,000	1,252,478
Republic of South Africa, 4.875%, 4/14/2026		710,000	726,863
State of Qatar, 144A, 3.25%, 6/2/2026		700,000	725,655
			3,768,426
U.S. Treasury Obligations 13.3%
U.S. Treasury Bond, 3.0%, 2/15/2049		10,043,000	11,022,585
U.S. Treasury Note, 2.375%, 5/15/2029		16,962,000	17,492,062
			28,514,647
Total Government & Agency Obligations (Cost $31,408,717)			32,283,073
Convertible Bonds 0.3%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.503% ** PIK, 10/18/2025 (c) (Cost $613,446)		611,501	685,493
		Shares	Value ($)
Common Stocks 0.1%
Materials
GEO Specialty Chemicals, Inc.* (c)		370,794	116,430
GEO Specialty Chemicals, Inc. 144A* (c)		966	303
Total Common Stocks (Cost $216,157)			116,733
Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (c) (Cost $70,220)		315	16,776
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 2.39% (d) (Cost $7,772,995)		7,772,995	7,772,995
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $205,972,283)		98.9	211,514,578
Other Assets and Liabilities, Net		1.1	2,417,080
Net Assets		100.0	213,931,658

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended July 31, 2019 are as follows:

Value ($) at 10/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2019	Value ($) at 7/31/2019
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 2.29% (d) (e)
8,224,090	—	8,224,090 (f)	—	—	103,235	—	—	—
Cash Equivalents 3.6%
DWS Central Cash Management Government Fund, 2.39% (d)
8,121,587	188,524,677	188,873,269	—	—	376,737	—	7,772,995	7,772,995
16,345,677	188,524,677	197,097,359	—	—	479,972	—	7,772,995	7,772,995

* Non-income producing security.
** Variable or floating rate security. These securities are shown at their current rate as of July 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(a) Principal amount stated in U.S. dollars unless otherwise noted.
(b) Perpetual, callable security with no stated maturity date.
(c) Investment was valued using significant unobservable inputs.
(d) Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended July 31, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
As of July 31, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	4,000,000	JPY	492,774,840	8/7/2019	101,425	National Australia Bank, Ltd.
USD	4,366,406	CAD	5,850,000	8/7/2019	66,602	State Street Bank and Trust
EUR	3,885,000	JPY	473,857,723	8/7/2019	54,833	Credit Agricole
JPY	966,632,564	USD	8,922,542	8/7/2019	34,096	National Australia Bank, Ltd.
AUD	6,255,000	USD	4,339,968	8/8/2019	61,468	National Australia Bank, Ltd.
AUD	6,200,000	USD	4,327,583	8/8/2019	86,703	State Street Bank and Trust
EUR	3,887,535	USD	4,360,213	8/30/2019	47,117	Credit Agricole
EUR	2,264,000	USD	2,598,933	9/26/2019	81,507	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					533,751
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	8,889,880	EUR	7,885,000	8/7/2019	(157,690)	National Australia Bank, Ltd.
CAD	5,850,000	USD	4,351,096	8/7/2019	(81,913)	Bank of America
USD	8,761,370	AUD	12,455,000	8/8/2019	(241,990)	JPMorgan Chase Securities, Inc.
USD	4,374,294	EUR	3,887,535	8/30/2019	(61,199)	State Street Bank and Trust
USD	2,552,871	EUR	2,264,000	9/26/2019	(35,445)	Credit Agricole
Total unrealized depreciation					(578,237)

Currency Abbreviations
ARS	Argentine Peso	EUR	Euro
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of July 31, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$94,774,973	$—	$94,774,973
Mortgage-Backed Securities Pass-Throughs	—	5,141,798	—	5,141,798
Asset-Backed	—	33,759,119	—	33,759,119
Commercial Mortgage-Backed Securities	—	11,921,614	—	11,921,614
Collateralized Mortgage Obligations	—	25,042,004	—	25,042,004
Government & Agency Obligations	—	32,283,073	—	32,283,073
Convertible Bonds	—	—	685,493	685,493
Common Stocks	—	—	116,733	116,733
Warrants	—	—	16,776	16,776
Short-Term Investments	7,772,995	—	—	7,772,995
Derivatives (h)
Forward Foreign Currency Contracts	—	533,751	—	533,751
Total	$7,772,995	$203,456,332	$819,002	$212,048,329
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (h)
Forward Foreign Currency Contracts	$—	$(578,237)	$—	$(578,237)
Total	$—	$(578,237)	$—	$(578,237)

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Currency Contracts	$ (44,486)